Segment Information - Summary of Revenues by Classes of Similar Products or Services (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [Line Items]
Revenue	$ 5,906	$ 5,501
Electronic, software and services [member]
Disclosure of products and services [Line Items]
Revenue	5,213	4,773
Global Print [member]
Disclosure of products and services [Line Items]
Revenue	$ 693	$ 728